Investments in Marketable Securities Available-for-Sale (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	$ 47,119	$ 38,532	$ 46,720
Gross realized gains	204	137	261
Gross realized losses	$ (16)	$ (127)	$ (38)